GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for CBS Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP195

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Executive Group Plans

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP196

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Ingersoll Rand

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP197

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for JP Morgan Chase & Company

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP198

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Global Research (Institutional) - Janus Henderson Investors US LLC	0.77%	18.09%	16.70%	13.59%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP199

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Mayo Clinic

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on June 13, 2022, the PSF Natural Resources Portfolio will have a new subadvisory agreement. Due to these changes, the row for PSF Natural Resources Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.50%^	25.50%	4.99%	(0.11)%
^The Fund’s annual current expense reflects temporary fee reductions.

Finally, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP200

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Mayo Clinic Retirees on or after 01/01/2010

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on June 13, 2022, the PSF Natural Resources Portfolio will have a new subadvisory agreement. Due to these changes, the row for PSF Natural Resources Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.50%^	25.50%	4.99%	(0.11)%
^The Fund’s annual current expense reflects temporary fee reductions.

Finally, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP201

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for The New Jersey Judicial Retirement System (JRS)

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP202

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Sears Holdings Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Global Research (Institutional) - Janus Henderson Investors US LLC	0.77%	18.09%	16.70%	13.59%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP203

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Willis Towers Watson

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP204

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Yellow Roadway

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Institutional) - Janus Henderson Investors US LLC	0.87%	13.58%	13.35%	6.25%
Large Growth	Janus Henderson Research Portfolio (Institutional) - Janus Henderson Investors US LLC	0.60%	20.33%	21.99%	17.45%

Also, on July 1, 2022, PSF Global Portfolio will have restated expenses. The Fund row in Appendix A hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.75%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP205

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 23, 2022,
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
dated May 1, 2022 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 3, 2022, Investment Manager Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. The row for Janus Henderson Research Portfolio (Service) in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) - Janus Henderson Investors US LLC	0.71%	16.83%	19.13%	17.23%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
AICPASUP114